Accrued Liabilities and Other Payables	12 Months Ended
Jun. 30, 2022
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES
8.	ACCRUED LIABILITIES AND OTHER PAYABLES

As of June 30, 2022 and 2021, accrued liabilities and other payables consisted of the following:

	As of June 30,
	2022	2021
Payroll payables	$126,336	$60,347
Other payables	102,873	17,220
	$229,209	$77,567